Trade Receivables - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Trade receivables	¥ 2,675	¥ 2,989
Gross carrying amount [member]
Disclosure of financial assets [line items]
Trade receivables	2,712	3,026
Gross carrying amount [member] | Past due but not impaired [member]
Disclosure of financial assets [line items]
Trade receivables	36	31
Gross carrying amount [member] | Impaired [member]
Disclosure of financial assets [line items]
Trade receivables	40	50
Allowance for doubtful debts [member]
Disclosure of financial assets [line items]
Trade receivables	(37)	(37)
Allowance for doubtful debts [member] | Impaired [member]
Disclosure of financial assets [line items]
Trade receivables	¥ 37	¥ 37
Bottom of range [member]
Disclosure of financial assets [line items]
Credit terms granted to sales agents and other customers	P1M
Top of range [member]
Disclosure of financial assets [line items]
Credit terms granted to sales agents and other customers	P3M